Employee benefit obligations	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee benefit obligations
29.	Employee benefit obligations

Other non-current liabilities consist of the following at December 31 (in thousands):

	2020	2021
Cash-settled awards liability	$24,295	$10,404
Employee severance liability	1,821	2,544
Total non-current liabilities	$26,116	$12,948

The employee severance liability relates to a severance indemnity obligation under Italian law in respect of employees of the Group’s Italian subsidiaries.

Current employee benefit obligations of $8.3 million (2020: $38.3 million) relates to employers tax liability on share based payments (2021: $7.7  million) (2020: $37.3) and cash-settled share based payments due to vest in less than one year from December 31, 2021 ($0.5 million) (2020: $1.0 million).

The Group has four equity settled share option plans (section a) and a cash settled share option plan (section b).

a. Equity-settled

During the year ended December 31, 2021, the Group had four equity-settled share-based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	50,669,762
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Movements on the share options were as follows:

	2019	2020	2021
	Number of options & RSUs	Number of options & RSUs	Number of options & RSUs
Options & RSUs at beginning of year	44,218,814	39,583,858	43,063,713
Options & RSUs granted	13,585,502	19,685,173	13,933,172
Options & RSUs exercised	(7,503,814)	(11,817,074)	(8,677,510)
Options & RSUs forfeited	(10,716,644)	(4,388,244)	(2,011,549)
Options & RSUs at end of year	39,583,858	43,063,713	46,307,826
Options & RSUs exercisable at end of year	10,360,642	11,944,576	18,293,805

Weighted average exercise prices were as follows:

	2019	2020	2021
Options & RSUs at beginning of year	$6.15	$8.23	$8.00
Options & RSUs granted	$8.94	$5.38	$8.72
Options & RSUs forfeited	$5.70	$7.02	$5.33
Options & RSUs exercised	$1.25	$5.63	$4.37
Options & RSUs at end of year	$8.23	$8.00	$9.01
Options & RSUs exercisable at year end	$6.40	$8.96	$11.43
Weighted average remaining contracted life of options & RSUs outstanding at year end	9.79 years	8.94 years	8.11 years

	2019	2020	2021
	Number of options & RSUs	Number of options & RSUs	Number of options & RSUs
Exercise price of options & RSUs outstanding at year end
$0.00 to $0.08	8,545,400	11,878,888	18,050,469
$0.09 to $0.56	27,340	27,340	27,340
$0.57 to $3.52	629,730	320,944	184,823
$3.53 to $5.73	3,225,120	2,020,354	1,293,101
$5.74 to $7.39	5,873,001	3,385,770	2,386,536
$7.40 to $20.00	17,402,097	21,965,750	19,389,418
$20.01 to $27.09	3,881,170	3,423,111	3,028,881
$27.10 to $40.00	-	41,556	71,784
$40.01 to $67.99	-	-	1,875,474
	39,583,858	43,063,713	46,307,826
Weighted average fair value of options & RSUs granted in year	$15.54	$8.81	$23.33

Weighted average share price at the date of exercise for options exercised during the year ended December 31, 2021 was $43.36 (2020: $34.66, 2019: $22.62).

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2019	2020	2021
Black Scholes model
Weighted average share price	$21.73	$12.44	$57.40
Weighted average exercise price	$8.94	$5.38	$22.80
Average expected volatility	36%	40%	40%
Expected life	4 years	4 years	4 years
Risk free rate	2.15%	1.05%	0.51%
Expected dividends	$nil	$nil	$nil

Expected volatility was determined with reference to historical volatility of publicly traded peer companies.

The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations.

The Group recognized total expenses of $219.9 million, $168.3 million and $170.1 million related to equity-settled share-based payment transactions in 2021, 2020 and 2019, respectively. In 2019, as part of the New Guard’s acquisition, we recorded a $12.1 million liability for equity settled awards.

2021 CEO Performance Based Restricted Stock Unit (“PSU”) Award

On May 24, 2021, the Board of Directors (the “Board”) of the Company unanimously approved the recommendation of the Compensation Committee of the Board to grant a long-term PSU under the Company’s 2018 Farfetch Employee Equity Plan (the “2018 Plan”) to José Neves, the Company’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”). The grant is 8,440,000 PSUs, which will only vest, if at all, based on the Company’s achievement of pre-determined increases in the Company’s stock price over an eight-year period, as further described below:

The PSUs are divided into eight tranches that are eligible to vest based on the achievement of stock price hurdles during each performance period, measured based on the average of our closing share price over a ninety-day trailing average (“the Average Closing Price”). Each tranche will be earned and vest if the Average Closing Price exceeds the stock price hurdle on any date within the applicable performance period as follows, subject to the CEO’s continued employment with the Company:

Tranche	Performance Period	Number of PSUs Eligible To be Earned	Stock Price Hurdle
1	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$75
2	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$100
3	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$125
4	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$150
5	3rd - 7th anniversary of the grant	10% of Total Number of PSUs	$175
6	3rd - 7th anniversary of the grant	20% of Total Number of PSUs	$200
7	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$225
8	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$250

Share-based compensation under the 2021 CEO PSU Award represents a non-cash expense and is recognized as a selling, general and administrative expense in our Consolidated statement of operations. In each quarter since the grant of the 2021 CEO PSU Award, we have recognized expense, generally on a pro-rata basis, for only the number of tranches that corresponds to the number of share price milestones that have been determined probable of being achieved in the future, in accordance with the following principles.

In order to calculate the equity-settled share based payments expense for this award, on the grant date, a Monte Carlo simulation was used to determine for each tranche (i) a fixed amount of expense for such tranche and (ii) the expected vesting period for each tranche based on the expected time taken to achieve the share price milestone. The grant date fair value of this award amounted to $99.0 million. In the year ended December 31, 2021, we recognized an equity-settled share based payments expense of $15.1 million in selling, general and administrative expense related to the PSU award in our Consolidated statement of operations.

b. Cash-settled

Since 2016, the Group issues to certain employees share appreciation rights (“SARs”) that require the Group to pay the intrinsic value of the SAR to the employee at the date of exercise. The Group has recorded liabilities of $10.5 million in 2021 (2020: $25.3 million) through the grant of 49,000 SARs (2020: 92,000 SARs).

The fair value of the SARs is determined by using the Black Scholes model using the same assumptions noted in the above table for the Group’s equity-settled share-based payments. The fair value of the liability is then reassessed at each reporting date. Included in the 2021 credit of $9.3 million (2020: $28.0 million, 2019: $10.7 million), is a revaluation loss of $1.2 million (2020: loss of $28.0 million). The total intrinsic value at December 31, 2021 was $12.7 million (2020: $36.4 million) of which $9.4 million is fully vested (2020: $17.2 million).